Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 58,982	$ 55,580	$ 27,715
United Kingdoms [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	24,940	23,058
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	16,344	13,707	11,018
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	4,241	4,865	3,354
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	4,375	4,470	4,578
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	5,466	5,770	5,455
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment, net	$ 3,616	$ 3,710	$ 3,310